Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Nov. 11, 2022
Share-Based Compensation (Details) [Line Items]
Received share percentage	10.00%
Ordinary shares	3,635,001
Market price per share		$ 7.3
General and administrative expenses	$ 3.2
Class A Ordinary Share [Member]
Share-Based Compensation (Details) [Line Items]
Received share percentage	90.00%
Ordinary shares	32,715,010